Related party transactions - Summary of transactions with other related parties (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2025 GBP (£) Option shares	Dec. 31, 2024 GBP (£) Option shares	Oct. 31, 2025
Related party transactions
Bonuses	£ 231	£ 187
Aggregate gain on directors' exercise of share options	0	0
Amount outstanding	£ 188,526	£ 524,242
Stuart Simpson
Related party transactions
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued		2.40%	2.00%
Number of share options awarded | Option	1,334,093	1,195,035
Dmhnal Slattery
Related party transactions
Employment contract, anti-dilution provision, related party's right of ownership after any awards are issued		1.00%	1.40%
Number of share options awarded | Option	1,353,865	0
Clahane Capital SEZC Ltd
Related party transactions
Services received, related party transaction	£ 13	£ 0
Amount outstanding	£ 4	£ 0
Independent members of the Board of Directors
Related party transactions
Number of share options and restricted stock units awarded | shares	110,155	76,142